Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Contract Balances
Notes and accounts receivable—trade (net of allowances of $114 in 2024 and $192 in 2023)	$ 6,804	$ 7,214
Notes and accounts receivable - trade, allowances	114	192
Contract assets	433	505
Deferred income (current)	13,907	13,451
Deferred income (noncurrent)	3,622	$ 3,533
Revenue recognized that was included in deferred income at the beginning of the period	$ 11,000